MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
	December 31, 2024
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$28,757	$38	$6	$28,789
Government agencies	10,845	4	7	10,842
Government debentures	19,721	24	9	19,736
	$59,323	$66	$22	$59,367

Matures after one year through three years:
Corporate debentures	$9,460	$46	$8	$9,498
Government agencies	1,043	-	2	1,041
Government debentures	7,865	19	16	7,868
	$18,368	$65	$26	$18,407

Total	$77,691	$131	$48	$77,774
	December 31, 2023
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$19,600	$7	$21	$19,586
Government agencies	7,672	-	10	7,662
Government debentures	6,925	-	21	6,904
	$34,197	$7	$52	$34,152

Matures after one year through three years:
Corporate debentures	$19,009	$46	$61	$18,994
Government agencies	12,750	4	61	12,693
Government debentures	11,791	36	50	11,777
	$43,550	$86	$172	$43,464

Total	$77,747	$93	$224	$77,616

Schedule of unrealized losses for less than 12 months and 12 months or greater
	December 31, 2024
	Less than 12 months		More than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$29,905	$-	$5,920	$14	$35,825	$14
Government agencies	8,594	7	3,289	2	11,883	9
Government debentures	26,584	23	3,482	2	30,066	25

Total	$65,083	$30	12,691	$18	$77,774	$48